Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jul. 02, 2025	Jun. 30, 2025
Deferred tax assets:
Net operating loss carryforwards - federal	$ 24,588
Net operating loss carryforwards - state	7
Net operating loss carryforwards - foreign	2,112
Capitalized research and development costs (Section 174)	2,391
Section 163(j) interest expense carryforward	572
Stock-based compensation	188
Accrued compensation	221
Tax credit carryforwards	3,008
Other	0
Organizational costs/startup expenses		$ 509
Total gross deferred tax assets	33,087	509
Less: valuation allowance	(30,287)	(509)	$ 0
Total deferred tax assets, net of valuation allowance	2,800	$ 0
Deferred tax liabilities:
Digital assets - HYPE token	(122,482)
Undistributed earnings in foreign subsidiary	(63,792)
Property and equipment - depreciation	(1)
Other	0
Total deferred tax liabilities	(186,275)
Net deferred tax asset (liability)	$ (183,475)